Trade Payables - Schedule of Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade Payables [Abstract]
Electricity payables	$ 50,155	$ 12,457
Production and supply chain payables	34,027	3,666
Construction and infrastructure-related payables	23,342	14,015
Logistics and import duties payables	12,165	824
Others	129	509
Total	$ 119,818	$ 31,471